Note 5 - Loans and Related Allowance for Loan and Lease Losses - Nonaccrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans, current balance	$ 4,859	$ 7,858
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans, current balance	81	458
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans, current balance	2,442	3,758
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Residential Portfolio Segment [Member]
Loans, current balance	1,577	2,487
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Commercial And Industrial [Member]
Loans, current balance	456	509
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Home Equity Lines of Credit [Member]
Loans, current balance	121	422
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Consumer Portfolio Segment [Member]
Loans, current balance	182	224
Financing Receivable, 90 Days or More Past Due, Still Accruing	$ 0	$ 0